GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 1,726
Balance at end of year	1,658	$ 1,726
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	1,726	518
Acquisitions through business combinations(1)	0	1,163
Foreign currency translation and other	(68)	45
Balance at end of year	$ 1,658	$ 1,726